Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance metrics of the company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” beginning on page 35 above. The amounts in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to restricted stock, performance share and stock option awards. See the “Options Exercised and Stock Vested” table on page 54 above.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group ($)(6)	Net Income (Loss) ($ 1,000s)(7)	Adjusted Operating Income (Loss) ($ 1,000s)(8)
2023	23,438,317	68,190,659	8,349,253	14,016,281	130.96	125.84	563,280	1,862,389
2022	139,005,565	35,618,299	16,434,080	5,192,894	97.58	90.73	295,986	1,407,182
2021	13,842,464	84,307,437	2,421,334	10,977,325	167.47	150.03	(650,904)	323,863
2020	4,781,510	5,433,446	1,296,514	1,709,186	102.81	146.81	(1,724,535)	(1,015,892)
(1)    Reflects compensation amounts reported in the “Summary Compensation Table” (SCT) for our CEO, Michael Rapino, for the respective years shown.
(2)    “Compensation actually paid” (CAP) to our CEO in each of 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in the SCT column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022	2023
CEO	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	4,781,510	13,842,464	139,005,565	23,438,317
Less: Equity Award Values Reported in SCT for the Year ($)	(2,902,991)	(10,584,334)	(116,741,758)	—
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	3,510,728	14,171,296	73,579,154	—
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	8,661,292	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	3,395,651	66,634,819	(2,819,678)	44,734,323
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,351,452)	3,753,920	(66,066,276)	18,019
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(3,510,728)	—	—
Compensation Actually Paid ($)	5,433,446	84,307,437	35,618,299	68,190,659
(3)    The following non-CEO named executive officers are included in the average figures shown:
2023 and 2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.
2020: Joe Berchtold, Brian Capo, Michael Rowles, and Kathy Willard
(4)    Average CAP for our non-CEO NEOs in each of 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in the Average SCT Total for non-CEO NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	1,296,514	2,421,334	16,434,080	8,349,253
Less: Equity Award Values Reported in SCT for the Year ($)	(708,037)	(1,559,930)	(12,900,823)	(5,386,337)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	856,262	2,097,304	10,859,482	6,023,274
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	1,311,224	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	466,755	8,225,115	(1,260,603)	5,153,535
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(202,308)	562,661	(9,250,466)	(123,444)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(769,159)	—	—
Compensation Actually Paid ($)	1,709,186	10,977,325	5,192,894	14,016,281
(5)    For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Live Nation with an initial $100 invested on December 31, 2019 for the measurement periods ending on December 31, 2023, 2022, 2021 and 2020, respectively.
(6)    For the relevant fiscal year, represents the cumulative TSR of the Peer Group (“Peer Group TSR”) with an initial $100 invested on December 31, 2019, including reinvestment of dividends, for the measurement periods ending on December 31, 2023, 2022, 2021 and 2020, respectively. The Peer Group includes Electronic Arts Inc., Endeavor Group Holdings Inc., Fox Corporation, Netflix Inc., Paramount Global, Sirius XM Holdings Inc., Spotify Technology S.A., Universal Music Group N.V., Warner Bros Discovery Inc., and Warner Music Group Corporation.
(7)    Reflects “Net income (loss) attributable to common stockholders of Live Nation” in the company’s Consolidated Statement of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020. In mid-March 2020, the company ceased all Live Nation tours and closed its venues due to the COVID-19 pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2020 and 2021.
(8)    Company-selected Measure is adjusted operating income (loss) (“AOI”) which is described below. In mid-March 2020, the company ceased all Live Nation tours and closed its venues due to the COVID-19 pandemic. Our operations remained largely closed until the third quarter of 2021, when we saw a meaningful restart of operations with outdoor amphitheater events and festivals taking place in both the United States and United Kingdom. These circumstances had a materially negative impact on our financial results for 2020 and 2021.

Company Selected Measure Name	Adjusted Operating Income (Loss) ($ 1,000s)(8)
Named Executive Officers, Footnote	The following non-CEO named executive officers are included in the average figures shown:
2023 and 2022: Joe Berchtold, Brian Capo, John Hopmans, and Michael Rowles.
2021: Joe Berchtold, Brian Capo, John Hopmans, Michael Rowles, and Kathy Willard. Ms. Willard stepped down from the Chief Financial Officer position effective June 30, 2021. Mr. Hopmans became a named executive officer effective July 1, 2021. The amounts reflected in the table for calculating the non-CEO NEOs average compensation amounts includes Ms. Willard’s and Mr. Hopmans’ full year compensation.
2020: Joe Berchtold, Brian Capo, Michael Rowles, and Kathy Willard

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group (“Peer Group TSR”) with an initial $100 invested on December 31, 2019, including reinvestment of dividends, for the measurement periods ending on December 31, 2023, 2022, 2021 and 2020, respectively. The Peer Group includes Electronic Arts Inc., Endeavor Group Holdings Inc., Fox Corporation, Netflix Inc., Paramount Global, Sirius XM Holdings Inc., Spotify Technology S.A., Universal Music Group N.V., Warner Bros Discovery Inc., and Warner Music Group Corporation.
PEO Total Compensation Amount	$ 23,438,317	$ 139,005,565	$ 13,842,464	$ 4,781,510
PEO Actually Paid Compensation Amount	$ 68,190,659	35,618,299	84,307,437	5,433,446
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” (CAP) to our CEO in each of 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in the SCT column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020	2021	2022	2023
CEO	Michael Rapino	Michael Rapino	Michael Rapino	Michael Rapino
SCT Total Compensation ($)	4,781,510	13,842,464	139,005,565	23,438,317
Less: Equity Award Values Reported in SCT for the Year ($)	(2,902,991)	(10,584,334)	(116,741,758)	—
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	3,510,728	14,171,296	73,579,154	—
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	8,661,292	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	3,395,651	66,634,819	(2,819,678)	44,734,323
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,351,452)	3,753,920	(66,066,276)	18,019
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(3,510,728)	—	—
Compensation Actually Paid ($)	5,433,446	84,307,437	35,618,299	68,190,659

Non-PEO NEO Average Total Compensation Amount	$ 8,349,253	16,434,080	2,421,334	1,296,514
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,016,281	5,192,894	10,977,325	1,709,186
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP for our non-CEO NEOs in each of 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in the Average SCT Total for non-CEO NEOs column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See note (3)	See note (3)	See note (3)	See note (3)
SCT Total Compensation ($)	1,296,514	2,421,334	16,434,080	8,349,253
Less: Equity Award Values Reported in SCT for the Year ($)	(708,037)	(1,559,930)	(12,900,823)	(5,386,337)
Add: Year-End Fair Value of Equity Awards Granted in the Year and Remain Unvested ($)	856,262	2,097,304	10,859,482	6,023,274
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	—	—	1,311,224	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested ($)	466,755	8,225,115	(1,260,603)	5,153,535
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(202,308)	562,661	(9,250,466)	(123,444)
Less: Fair Value of Equity Awards Forfeited during the Year ($)	—	(769,159)	—	—
Compensation Actually Paid ($)	1,709,186	10,977,325	5,192,894	14,016,281

Compensation Actually Paid vs. Total Shareholder Return
The company’s TSR performance outpaced that of our peers from 2021 to 2023, but lagged our peers in 2020, as the company was particularly impacted by the COVID-19 pandemic with its operations shut for most of that year. There is a positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2020 and 2021, 2021 and 2022, and 2022 and 2023.

Compensation Actually Paid vs. Net Income
Between 2020 and 2021 and between 2022 and 2023, there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there is an inverse relationship between Net Income and CAP for all NEOs as a group. The increase in Net Income between 2020 and 2023 didn’t directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 that was driven by strong stock price performance for the company in 2021. Similarly, there is a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2020 and 2021 and between 2022 and 2023. There was an inverse relationship for all NEOs as a group between 2021 and 2022. This trend was also driven by 2021, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Compensation Actually Paid vs. Company Selected Measure
Between 2020 and 2021 and between 2022 and 2023, there is a positive relationship between Net Income and CAP for all NEOs as a group, and between 2021 and 2022, there is an inverse relationship between Net Income and CAP for all NEOs as a group. The increase in Net Income between 2020 and 2023 didn’t directly correlate to CAP for all years because Net Income is not a metric used in determining either cash performance bonus opportunities for our NEOs or the vesting of restricted stock awards granted to them, and due to CAP being driven up by a large positive change in the fair value of equity awards granted in prior years that remained unvested in 2021 that was driven by strong stock price performance for the company in 2021. Similarly, there is a positive relationship between Adjusted Operating Income and CAP for all NEOs as a group between 2020 and 2021 and between 2022 and 2023. There was an inverse relationship for all NEOs as a group between 2021 and 2022. This trend was also driven by 2021, where the company’s strong stock performance resulted in a large positive change in the fair value of equity awards granted in prior years that remained unvested, thus driving up CAP for all NEOs as a group relative to the preceding and following years.

Total Shareholder Return Vs Peer Group
The company’s TSR performance outpaced that of our peers from 2021 to 2023, but lagged our peers in 2020, as the company was particularly impacted by the COVID-19 pandemic with its operations shut for most of that year. There is a positive relationship between TSR and Compensation Actually Paid (CAP) for all NEOs as a group between 2020 and 2021, 2021 and 2022, and 2022 and 2023.

Tabular List, Table
Pay versus Performance Tabular List
Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial and non-financial performance measures we use to link the CAP of our named executive officers, for 2023, to the Company’s performance. The company had only two such measures that were actually used or considered by the Compensation Committee in 2023.

Measure	Nature	Explanation
Adjusted Operating Income (Loss)	Financial measure	We use AOI to evaluate the performance of the Company and define AOI as operating income (loss) before certain stock-based compensation expense, loss (gain) on disposal of operating assets, depreciation and amortization (including goodwill impairment), amortization of non-recoupable ticketing contract advances and acquisition expenses (including transaction costs, changes in the fair value of accrued acquisition-related contingent consideration obligations, and acquisition-related severance and compensation). AOI assists investors by allowing them to evaluate changes in the operating results of our portfolio of businesses separate from non-operational factors that affect net income (loss), thus providing insights into both operations and the other factors that affect reported results. Cash performance bonuses and the vesting of restricted stock awards to NEOs are both tied to AOI.
Stock Price	Financial measure	We have performance share awards for certain NEOs, the vesting of which is tied to the Company’s stock price.

Total Shareholder Return Amount	$ 130.96	97.58	167.47	102.81
Peer Group Total Shareholder Return Amount	125.84	90.73	150.03	146.81
Net Income (Loss)	$ 563,280	$ 295,986	$ (650,904)	$ (1,724,535)
Company Selected Measure Amount	1,862,389	1,407,182	323,863	(1,015,892)
PEO Name	Michael Rapino
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income (Loss)
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (116,741,758)	$ (10,584,334)	$ (2,902,991)
PEO | Fair Value of Equity Awards Granted in the Year and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	73,579,154	14,171,296	3,510,728
PEO | Fair Value for Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	8,661,292	0	0
PEO | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,734,323	(2,819,678)	66,634,819	3,395,651
PEO | Change in Fair Value of Equity Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,019	(66,066,276)	3,753,920	(3,351,452)
PEO | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(3,510,728)	0
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,386,337)	(12,900,823)	(1,559,930)	(708,037)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Year and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,023,274	10,859,482	2,097,304	856,262
Non-PEO NEO | Fair Value for Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,311,224	0	0
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,153,535	(1,260,603)	8,225,115	466,755
Non-PEO NEO | Change in Fair Value of Equity Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,444)	(9,250,466)	562,661	(202,308)
Non-PEO NEO | Fair Value of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (769,159)	$ 0